Expense Example, No Redemption (USD $)	12 Months Ended
Nov. 30, 2013
Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares | Vanguard Pennsylvania Tax-Exempt Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares | Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares | Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154